Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Aug. 26, 2016
Global Multi-Asset Income Portfolio | Class A
Prospectus:
Trading Symbol	MSGOX
Global Multi-Asset Income Portfolio | Class I
Prospectus:
Trading Symbol	MSGMX
Global Multi-Asset Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSMUX
Global Multi-Asset Income Portfolio | Class C
Prospectus:
Trading Symbol	MSGYX
Global Strategist Portfolio | Class A
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Class C
Prospectus:
Trading Symbol	MSSOX
Global Strategist Portfolio | Class IS
Prospectus:
Trading Symbol	MGPOX